     As filed with the Securities and Exchange Commission on April 13, 2001

                                               Registration No. 333-___/811-8358

================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



         Pre-Effective Amendment No. ___ Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                                MUTUAL FUND TRUST

                         Area Code and Telephone Number:
                                 (212) 492-1600

                     Address of Principal Executive Offices:
                     1211 Avenue of the Americas, 41st Floor
                            New York, New York 10036

                     Name and Address of Agent for Service:

                                   Lisa Hurley
                          c/o BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Copies to:

JOSEPH J. BERTINI, ESQ.     SARAH E. COGAN, ESQ.         JOHN E. BAUMGARDNER,
PETER B. ELDRIDGE, ESQ.     Simpson Thacher & Bartlett   JR., ESQ.
J.P. Morgan Fleming Asset   425 Lexington Avenue         Sullivan & Cromwell
Management (USA) Inc.       New York, NY  10017-3954     125 Broad Street
522 Fifth Avenue                                         New York, NY  10004
New York, NY 10036

================================================================================

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 13, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-75250/811-8358) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended August 31, 2000 was filed on November 27, 2000. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

              J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109


                                                              May 12, 2001

Dear Shareholder:

         A special meeting of the shareholders of J.P. Morgan Institutional Treasury Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

         As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business in order to provide better service for shareholders of funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into JPMorgan Treasury Plus Money Market Fund (formerly, Chase Vista Treasury Plus Money Market Fund) (the "Surviving Fund"), a series of Mutual Fund Trust ("MFT") (the "Reorganization"). After the Reorganization, shareholders would hold an interest in the Surviving Fund. The investment objective and policies of the Merging Fund generally are similar to those of the Surviving Fund. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Treasury Plus Money Market Fund."

         After the proposed Reorganization, your investment will be in a larger combined fund with similar investment policies.

         The Surviving Fund has also entered into agreements and plans of reorganization with other money market funds whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") and which have identical investment objectives and policies to the Merging Fund (collectively, the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by the shareholders of these other funds and certain other conditions are met, these funds will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

         At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMF.

         The investment adviser for the assets of the Merging Fund is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). After the Reorganization, JPMFAM, the same investment adviser that currently is responsible for the Surviving Fund, will make the day-to-day investment decisions for your portfolio.

         Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganization and a comparison of the Merging Fund and JPMF to the Surviving Fund and MFT. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMF, the Surviving Fund, MFT or their shareholders.

         If approval of the Reorganization is obtained, you will automatically receive shares in the Surviving Fund.

         The Proposals have been carefully reviewed by the Board of Trustees of JPMF, which has approved the Proposals.

         THE BOARD OF TRUSTEES OF JPMF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

         Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-766-7722.

         A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, __________, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL ____________ AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

         Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                                          Sincerely,



                                                          Matthew Healey
                                                          Chairman





SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., or us to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call _______________ in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in better service for shareholders, including a wider variety of investment options.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

Under the Reorganization, the Merging Fund will cease investing in The Treasury Money Market Portfolio (the "Master Portfolio" in which it currently invests), will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, shares of the Surviving Fund. The Merging Fund will then be liquidated and those shares of the Surviving Fund will be distributed pro rata to shareholders such as you. After the Reorganization, you will own shares of the Surviving Fund rather than the Merging Fund. The Surviving Fund invests directly in portfolio securities rather than in a master portfolio.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

The Surviving Fund generally has similar investment objectives and policies to those of the Merging Fund. The principal differences are as follows:

SURVIVING FUND

- The Surviving Fund's investment objective is to aim to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

- Invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. As an AAA rated fund, the dollar-weighted average maturity of the Surviving Fund is maintained at 60 days or less.

MERGING FUND

- The Merging Fund's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity.

- Invests primarily in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. The Merging Fund attempts to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

There can be no assurance that the Fund will continue to be rated by Standard & Poor's Ratings Service and/or Moody's Investors Service or that these agencies will not downgrade their current ratings. The Merging Fund has not applied for a rating.

The Reorganization is not intended to have any immediate significant impact on the investment strategy implemented in respect of your investment. However, please note that while the Merging Fund invests all of its asset in the Master Portfolio (which in turn invests in portfolio securities), the Surviving Fund invests directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

As a result of the Reorganization, the contractual (or pre-waiver) and actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. If an increase does occur, The Chase Manhattan Bank has contractually agreed to waive fees payable to it and reimburse expenses so that the total expense ratio will remain the same for at least three years after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

Yes. JPMFAM, the investment adviser that currently manages the day-to-day investment activities of the Surviving Fund, will continue to manage that fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

You will automatically receive shares in the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE OTHER FUNDS?

If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of the other merging funds will become the assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF MFT?

Even if the Reorganization is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in JPMF, you are entitled to vote on this proposal. Shareholders of MFT are being asked to approve the same Trustees that are proposed for JPMF.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

              J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001



To the Shareholders of
J.P. Morgan Institutional Treasury Money Market Fund:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders ("Shareholders") of J.P. Morgan Institutional Treasury Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York, on July 3, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

         ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMF, on behalf of the Merging Fund, Mutual Fund Trust ("MFT"), on behalf of JPMorgan Treasury Plus Money Market Fund (formerly, Chase Vista Treasury Plus Money Market Fund) (the "Surviving Fund"), and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Institutional Class shares of the Surviving Fund (the "Surviving Fund Shares"); and (b) the distribution of such Surviving Fund Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

         ITEM 2. To elect __ Trustees to serve as members of the Board of Trustees of JPMF.

         ITEM 3. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

         Each proposal is described in the attached Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

         Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.



                                                 Margaret W. Chambers
                                                 Secretary



May 12, 2001

                       COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 12, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

              J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 557-0700

                        BY AND IN EXCHANGE FOR SHARES OF

                    JPMORGAN TREASURY PLUS MONEY MARKET FUND
            (FORMERLY, CHASE VISTA TREASURY PLUS MONEY MARKET FUND),
                          A SERIES OF MUTUAL FUND TRUST
                     1211 AVENUE OF THE AMERICAS, 41ST FLOOR
                            NEW YORK, NEW YORK 10036
                                 (800) 348-4782



         This Combined Prospectus/Proxy Statement relates to the proposed Reorganization of J.P. Morgan Institutional Treasury Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), into JPMorgan Treasury Plus Money Market Fund (formerly, Chase Vista Treasury Plus Money Market Fund) (the "Surviving Fund"), a series of Mutual Fund Trust ("MFT"). If approved by Shareholders, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has generally similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMF and MFT are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Treasury Plus Money Market Fund."

         Under the proposed Reorganization, each Merging Fund Shareholder will receive Institutional Class shares (the "Surviving Fund Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. The Surviving Fund currently has a multi-class structure under which it offers Vista Class, Premier Class and Institutional Class shares. In connection with the Reorganization, the Surviving Fund will rename the Vista Class "Morgan Class", rename Institutional Class "Agency Class" and introduce a new "Institutional Class" and "Reserve Class" of shares.

         At the Meeting, you also will be asked to consider and vote upon the election of Trustees of JPMF.

         The terms and conditions of these transactions are more fully described in this Combined Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPMF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund and J.P. Morgan Chase & Co., attached to this Combined Prospectus/Proxy Statement as Appendix A.

         The Board of Trustees for JPMF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes MFT's prospectus for Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

         This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFT and JPMF that an investor should know before voting on the proposals. The current Prospectuses, Statements of Additional Information and Annual Reports for the Merging Fund and the Surviving Fund (including the Annual Report of The Treasury Money Market Portfolio) and the Semi-Annual Report of the Surviving Fund are incorporated herein by reference, and the current Prospectus, Annual Report and Semi-Annual Report for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement dated May 12, 2001 containing additional information about MFT and JPMF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information, as well as the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund (including the Annual Report of the Treasury Money Market Portfolio), may be obtained without charge by writing to MFT at its address noted above or by calling 1-800 766-7722.

         This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 12, 2001.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR

MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFT OR JPMF.

INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
INTRODUCTION................................................................1

PROPOSAL 1: REORGANIZATION PLAN.............................................1

SUMMARY  2..................................................................2

COMPARATIVE FEE AND EXPENSE TABLES..........................................5

RISK FACTORS................................................................8

INFORMATION RELATING TO THE PROPOSED REORGANIZATION.........................8

INVESTMENT POLICIES........................................................13

PURCHASES, REDEMPTIONS AND EXCHANGES.......................................19

DISTRIBUTIONS AND TAXES....................................................23

COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
   FUND'S ORGANIZATION STRUCTURE...........................................24

INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES..........26

PROPOSAL 2: ELECTION OF TRUSTEES...........................................29

VOTE REQUIRED..............................................................30

INFORMATION RELATING TO VOTING MATTERS.....................................34

ADDITIONAL INFORMATION ABOUT MFT...........................................36

ADDITIONAL INFORMATION ABOUT JPMF..........................................36

FINANCIAL STATEMENTS AND EXPERTS...........................................37

OTHER BUSINESS.............................................................37

LITIGATION.................................................................37

SHAREHOLDER INQUIRIES......................................................38

APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION............................1

                                  INTRODUCTION

GENERAL

         This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 12, 2001.

                         PROPOSAL 1: REORGANIZATION PLAN
                         -------------------------------

         As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business in order to provide better service for shareholders of funds advised by its subsidiaries. At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated _______, 2001 among JPMF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and JPMC pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Surviving Fund Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Treasury Plus Money Market Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's Prospectus, Annual Report and Semi-Annual Report are enclosed with this Combined Prospectus/Proxy Statement.

THE JPMF BOARD HAS UNANIMOUSLY RECOMMENDED THAT
SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

VOTE REQUIRED

         Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares of the Merging Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMF Board will consider other appropriate courses of action.

                                     SUMMARY

         The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information, Annual Report of each of the Surviving Fund and the Merging Fund (including the Annual Report of The Treasury Money Market Portfolio) and Semi-Annual Report of the Surviving Fund, and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

         Pursuant to the proposed Reorganization Plan, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for shares of the Surviving Fund.

         Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Institutional Class shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales charge in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

         The Surviving Fund has investment objectives, policies and restrictions generally similar to the Merging Fund.

         Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with generally similar objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFT Board and the JPMF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of each Fund and its respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

         The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in better service for shareholders, including a wider variety of investment options.

CONCURRENT REORGANIZATION

         The Merging Fund currently invests all of its investable assets in The Treasury Money Market Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). J.P. Morgan Institutional Service Treasury Money Market Fund and J.P. Morgan Treasury Money Market Reserves Fund, each a series of JPMF with identical investment objectives and policies as the Merging Fund (the "Feeder Portfolios") also currently invest all of their assets in the Master Portfolio. The Surviving Fund has entered into substantially similar agreements and plans of reorganization with each Feeder Portfolio (collectively, the "Concurrent Reorganization"). If each of the Reorganization and the Concurrent Reorganization is approved by the shareholders of the Merging Fund and each Feeder Portfolio, respectively, and certain other conditions are met, the Merging Fund and the Feeder Portfolios will be reorganized into the Surviving Fund and the Merging Fund and the Feeder Portfolios will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

         Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Surviving Fund Shares received by a shareholder of the Merging Fund will be the same as the holding period and tax basis of such shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

INVESTMENT ADVISERS

         The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Feeder Portfolios) is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). JPMFAM and JPMIM are each wholly-owned subsidiaries of JPMC. JPMFAM will continue to serve as investment advisor following the Reorganization.

INVESTMENT OBJECTIVES AND POLICIES

         The Surviving Fund's investment objective is to aim to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Merging Fund's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity. See "Risk Factors" and "Investment Restrictions."

         The investment policies of the Surviving Fund are generally similar to those of the Merging Fund, although the Surviving Fund invests its assets directly in portfolio securities, while the Merging Fund invests its assets in the Master Portfolio, which in turn invests in portfolio securities. The Surviving Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. The Surviving Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral. As a AAA- rated fund the dollar weighted average maturity of the Surviving Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less. There can be no assurance that the Fund will continue to be rated by Standard & Poor's Ratings Service and/or Moody's Investors Service or that these agencies will not downgrade their current ratings. The Surviving Fund invests only in securities issued and payable in U.S. dollars. THE MERGING FUND INVESTS PRIMARILY IN U.S. TREASURY OBLIGATIONS AND REPURCHASE AGREEMENTS COLLATERALIZED BY THESE OBLIGATIONS. THE MERGING FUND ATTEMPTS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY OF NOT MORE THAN 90 DAYS. THE MERGING FUND HAS NOT APPLIED FOR A RATING. Each Fund seeks to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

         The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of money market securities. The Surviving Fund attempts to keep its net asset value at $1.00, although there is no guarantee it will be able to do so. In general, the value of a money market investment tends to fall when prevailing interest rates rise, although it tends to be less sensitive to interest rate changes than the value of longer-term securities. Additionally, investments in the Surviving Fund may not earn as high a current income as longer-term or lower-quality securities. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

         The investment adviser for the Surviving Fund is JPMFAM. JPMFAM oversees the asset management of the Surviving Fund. As compensation for its services, JPMFAM receives a management fee from the Surviving Fund at an annual rate of 0.10% of average daily net assets. The Merging Fund currently pays a management fee at an annual rate of 0.20% of the first $1 billion of average daily net assets and 0.10% of average daily net assets for assets over $1 billion. Following the Reorganization, JPMFAM will continue to manage the Surviving Fund's assets and will receive a fee at an annual rate of 0.10% of average daily net assets.

OTHER SERVICES

         J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. The Chase Manhattan Bank ("Chase") serves as shareholder servicing agent, administrator, fund accountant and custodian, the Distributor serves as sub-administrator and DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, The Bank of New York
("BONY") will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

         As administrator, Chase receives a fee of 0.10% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administration fee will be amended to reduce the fee to 0.05% for complex wide money market Fund assets in excess of $100 billion.

ORGANIZATION

         Each of MFT and JPMF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMF and the Surviving Fund is organized as a series of MFT.

PURCHASES, REDEMPTIONS AND EXCHANGES

         After the Reorganization, the procedures for making purchases, redemptions and exchanges of shares of the Surviving Fund will be as described in this Combined Prospectus/Proxy Statement and in the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

         The table below shows (i) information regarding the fees and expenses paid by each of the Merging Fund and the Surviving Fund that reflect current expense arrangements, and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization and the Concurrent Reorganization. Under the proposed Reorganization, holders of shares in the Merging Fund will receive Institutional Class shares in the Surviving Fund. Please note that the Surviving Fund currently has three classes of shares: Vista Class, Premier Class and Institutional Class. In connection with the Reorganization and Concurrent Reorganization, the Surviving Fund will rename the Vista Class "Morgan Class", rename the Institutional Class "Agency Class" and introduce a new "Institutional Class" and "Reserves Class".

         The table indicates that both contractual (pre-waiver) and actual (post-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be less or stay the same following the Reorganization. In addition, Chase has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for at least three years.

                                              THE MERGING
                                                 FUND                       THE SURVIVING FUND*
                                              -----------     -----------------------------------------------
                                                               VISTA CLASS      PREMIER CLASS   INSTITUTIONAL
                                                SHARES*          SHARES            SHARES       CLASS SHARES
                                              -----------     -------------     -----------     -------------
SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT) -Maximum Sales
   Charge (Load) when you buy shares,
   shown as % of the offering price..........    None             None             None              None

   Maximum Deferred Sales Charge (Load)
   shown as lower of original purchase price
   or redemption proceeds....................    None             None             None              None

ANNUAL FUND OPERATING
   EXPENSES (EXPENSES THAT ARE
   DEDUCTED FROM FUND ASSETS)

Management Fees.............................     0.19%            0.10%            0.10%            0.10%

Distribution (12b-1) Fees...................     None             0.10%            None              None

Other Expenses(B)...........................     0.20%            0.51%            0.42%#           0.25%#

Total Annual Fund Operating Expenses........     0.39%            0.71%            0.52%#           0.35%#

Fee Waiver and Expense Reimbursement(A).....     0.19%            None             None              None

Net Expenses................................     0.20%            0.71%            0.52%#           0.35%#

         * The table is based on estimated expenses for current fiscal year.

         # Restated from the most recent fiscal year to reflect current expense arrangements.

(A) Reflects an agreement by Morgan dated 3/01/01, an affiliate of JPMC, to reimburse the Fund to the extent total operating expenses (excluding interest, taxes, and extraordinary expenses) exceed 0.20% of average daily net assets of Institutional Treasury Money Market through 2/28/02.

(B) The actual Other Expenses are expected to be 0.39% for Vista Class Shares, 0.38% for Premier Class Shares and 0.15% for Institutional Shares and Total Annual Fund Operating Expenses are not expected to exceed 0.59% for Vista Class Shares, 0.48% for Premier Class Shares and 0.25% for Institutional Class Shares. That is because Chase volunteered not to collect a portion of its fees and to reimburse others. Chase may end this arrangement at any time.

         The table does not reflect charges or credits which you might incur if you invest through a financial institution.

                                                                  THE SURVIVING FUND
                                                       ----------------------------------------
                                                       PRO FORMA WITH CONCURRENT REORGANIZATION
                                                       ----------------------------------------
                                                                     INSTITUTIONAL
                                                                     CLASS SHARES
                                                                     -------------
SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT) -Maximum Sales
   Charge (Load) when you buy shares,
   shown as % of the offering price..........                            None

   Maximum Deferred Sales Charge (Load)
   Shown as lower of original purchase price
   or redemption proceeds....................                            None

ANNUAL FUND OPERATING
   EXPENSES (EXPENSES THAT ARE
   DEDUCTED FROM FUND ASSETS)

Management Fees..............................                           0.10%

Distribution (12b-1) Fees....................                            None

Other Expenses...............................                           0.24%

Total Annual Fund Operating Expenses.........                           0.34%

Fee Waivers and Expense Reimbursements(C)....                           0.14%

Net Expenses.................................                           0.20%

(C) Reflects an agreement by Chase, a wholly owned subsidiary of JPMC to reimburse the Fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 0.20% of average daily net assets with respect to Institutional Class Shares for three years after the Reorganization.

         The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

         EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000;

-    you sell all of your shares at the end of each period;

-    your investment has a 5% return each year; and

- each Fund's operating expenses are waived for three years after the Reorganization and unwaived for the period thereafter.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                        ------     -------     -------     --------
THE MERGING FUND...................................       $20        $106        $200        $474

THE SURVIVING FUND.................................
   Vista Class.....................................       $73        $227        $395        $883
   Premier Class...................................       $53        $167        $291        $653
   Institutional Class.............................       $36        $113        $197        $443

PRO FORMA THE SURVIVING FUND WITH CONCURRENT
   REORGANIZATION
   Institutional Class.............................       $20         $64        $146        $387


                                  RISK FACTORS

         The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund has investment policies and investment restrictions generally similar to those of the Merging Fund. Therefore, there should be similarities between the risk factors associated with the Surviving Fund and the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

         The Surviving Fund attempts to keep its net asset value constant, but there is no guarantee it will be able to do so. Investments in the Surviving Fund are not bank deposits or obligations of, or guaranteed or endorsed by, Chase or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Although the Surviving Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Surviving Fund.

         The value of a money market investment tends to fall when prevailing interest rates rise, although it tends to be generally less sensitive to interest rate changes than the value of longer-term securities. Although the Surviving Fund seeks to be fully invested, it may at times hold some of its assets in cash, which could hurt the Fund's performance. Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

         Repurchase agreements involve some risk of loss to the Surviving Fund if the other party does not live up to its obligations under the agreement.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

         The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

         In connection with the Reorganization, the Merging Fund and the Feeder Portfolios will cease investing in the Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, MFT will issue at the Effective Time of the Reorganization full and fractional Institutional Class shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

         Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Surviving Fund Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Institutional Class shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

         The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

         After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

         The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on August 11, 2001 or such other date as is agreed to by the parties.

         In addition, the consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

         The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

         The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

         The JPMF Board met on March 26 and 27, 2001 and the MFT Board met on April 3, 2001, and each considered and discussed the proposed Reorganization. The Trustees of each Board discussed the advantages of reorganizing the Merging Fund into the Surviving Fund.

         The Board of each trust has determined that it is in the best interests of the Fund's shareholders to combine the Merging Fund with the Surviving Fund. This Reorganization is part of the general integration of the J.P. Morgan and former Chase Vista funds into a single mutual fund complex. In reaching the conclusion that the Reorganization is in the best interests of Fund shareholders, each Board considered a number of factors including, among others: the terms of the Reorganization Plan; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated effect of such Reorganization on the relevant Fund and its shareholders; the investment advisory services supplied by the Surviving Fund's investment adviser; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; and the recommendations of the relevant Fund's current investment adviser with respect to the proposed Reorganization.

         The Board determined that the Funds have generally similar investment objectives and policies. They noted that the Reorganization could permit the shareholders of the Merging Fund to pursue similar investment goals in a single larger fund. The Board also considered benefits expected to arise as a result of the Reorganization. Among these benefits, the Board noted that Surviving Fund Shareholders would be able to exchange into a larger number and greater variety of funds and the Surviving Fund would also benefit from the administrator's overall intent to enhance its ability effectively to monitor and oversee the quality of all service providers to the fund, including the investment adviser.

         Finally, the Board considered the expenses related to the Reorganization. The Board noted the administrator's undertaking to waive fees or reimburse the Surviving

Fund's expenses so that the total expense ratio of each share class of the Merging Fund does not increase during the period specified in the expense table. Additional important factors were that all costs and expenses of the Reorganization would be borne by JPMC and the fact that the Board was advised that Reorganization would constitute a tax-free reorganization.

         After considering the foregoing factors, together with such information as it believed to be relevant, and in light of its fiduciary duties under federal and state law, each Board determined that the proposed Reorganization is in the best interests of the applicable Fund and its shareholders, determined the interests of the shareholders would not be diluted as a result of the Reorganization, approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Merging Fund Shareholders for approval.

         THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

         The JPMF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

INFORMATION RELATING TO CONCURRENT REORGANIZATION

         The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in reorganization plans which are substantially similar to the Reorganization Plan you are considering. As a result of the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolios will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

         Consummation of the Reorganization is subject to the condition that JPMF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Surviving Fund Shares and the liquidating distributions to shareholders of the Surviving Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Surviving Fund Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging

Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Surviving Fund Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

         JPMF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

         Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as other funds as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of February 28, 2001: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the Concurrent Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. Please note that the Surviving Fund currently has three classes of shares: Vista Class, Premier Class and Institutional Class. In connection with the Reorganization, the Surviving Fund will rename the Vista Class "Morgan Class", rename the Institutional Class "Agency Class" and introduce a new "Institutional Class" and "Reserves Class."

                                  CAPITALIZATION
                    PRO FORMA WITH CONCURRENT REORGANIZATION
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                        BENEFICIAL
                                         INTEREST          SHARES                          NET ASSET
                                        OUTSTANDING     OUTSTANDING      NET ASSETS     VALUE PER SHARE
J.P.MORGAN FUNDS
Treasury Money Market                     524,371               --         524,328            $1.00
Reserves Fund....
Institutional Service Treasury            473,243               --         473,086            $1.00
Money Market Fund....
Institutional Treasury Money              537,242               --         537,150            $1.00
Market Fund (Merging Fund)

THE SURVIVING FUND
Vista (Renamed Morgan)                                   1,391,162       1,390,971            $1.00
Premier                                                    347,882         347,866            $1.00
Institutional (Renamed Agency)                           1,074,655       1,074,678            $1.00

PRO FORMA THE SURVIVING FUND
WITH CONCURRENT REORGANIZATION
Reserves                                                   524,371         524,328            $1.00
Morgan                                                   1,391,162       1,390,971            $1.00
Premier                                                    821,125         820,952            $1.00
Agency                                                   1,074,655       1,074,678            $1.00
Institutional                                              537,242         537,150            $1.00

                               INVESTMENT POLICIES

         The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund generally has similar investment policies to those of the Surviving Fund. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

OBJECTIVE

         The Surviving Fund's investment objective is to aim to provide the highest possible level of current income while still maintaining liquidity and preserving capital. THE MERGING FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND SAME-DAY LIQUIDITY. Neither Fund can change its objective without shareholder approval. Shareholders of the Surviving Fund currently are considering a proposal that, if passed at a shareholder meeting to be held the same day as the Meeting of the Merging Fund, would allow the Surviving Fund to change its objective without shareholder approval.

MAIN INVESTMENT STRATEGIES

         The Surviving Fund invests its assets directly in portfolio securities. THE MERGING FUND INVESTS ITS ASSETS IN THE MASTER PORTFOLIO, WHICH IN TURN INVESTS IN PORTFOLIO SECURITIES.

         The Surviving Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates. The Surviving Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral. THE MERGING FUND INVESTS PRIMARILY IN U.S. TREASURY OBLIGATIONS AND REPURCHASE AGREEMENTS COLLATERALIZED BY THESE OBLIGATIONS.

         The Surviving Fund seeks to maintain a net asset value of $1.00 per share.

         The dollar weighted average maturity of the Surviving Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less. THE MERGING FUND MAINTAINS A DOLLAR-WEIGHTED AVERAGE MATURITY OF NO MORE THAN 90 DAYS.

         The Surviving Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

         The Surviving Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by JPMFAM. The Surviving Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

INVESTMENT RESTRICTIONS

         The Surviving Fund and the Merging Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund, which means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, and (ii) more than 50% of the outstanding shares of a Fund.

-------------------------------------------------------- ------------------------------------------------------
                    SURVIVING FUND                                           MERGING FUND
                    --------------                                           ------------
-------------------------------------------------------- ------------------------------------------------------
The Surviving Fund may not purchase the securities of    The Merging Fund may not purchase the securities or
any issuer (other than securities issued or guaranteed   other obligations of issuers conducting their
by the U.S. government or any of its agencies or         principal business activity in the same industry if,
instrumentalities, or repurchase agreements secured      immediately after such purchase, the value of its
thereby) if, as a result, more than 25% of the           investment in such industry would exceed 25% of the
Surviving Fund's total assets would be invested in       the value of the Fund's total assets; provided, however,
securities of companies whose principal                  that the Fund may invest all or part of its assets
business activities are in the same industry.            in an open-end management investment company with
Notwithstanding the foregoing, (i) with respect to the   the same investment objective and restrictions as
Surviving Fund's permissible futures and options         the Fund. For purposes of industry concentration,
transactions in U.S. Government securities, positions    there is no percentage limitation with respect to
in such options and futures shall not be subject to      investments in U.S. Government securities and
this restriction; and (ii) the Surviving Fund may        repurchase agreements related thereto.
invest more than 25% of its total assets in
obligations issued by banks, including U.S. banks.
-------------------------------------------------------- ------------------------------------------------------
The Surviving Fund may not borrow money, except for      The Merging Fund may not borrow money, except in
temporary or emergency purposes, or by engaging in       amounts not to exceed one third of the Fund's total
reverse repurchase transactions, in an amount not        assets (including the amount borrowed) less
exceeding 33% of the value of its total assets at the    liabilities (other than borrowings) (i) from banks
time when the loan is made and may pledge, mortgage or   for temporary or short-term purposes or for the
hypothecate no more than 1/3 of its net assets to        clearance of transactions, (ii) in connection with
secure such borrowings.  Any borrowings representing     the redemption of Fund shares or to finance failed
more than 5% of the Surviving Fund's total assets must   settlements of portfolio trades without immediately
be repaid before the Surviving Fund may make             liquidating portfolio securities or other assets,
additional investments.                                  (iii) in order to fulfill commitments or plans to
                                                         purchase additional securities pending the
                                                         anticipated sale of other portfolio securities or assets
-------------------------------------------------------- ------------------------------------------------------

                                                         and (iv) pursuant to reverse repurchase
                                                         agreements entered into by the Fund.

                                                         The Merging Fund may not enter into reverse
                                                         repurchase agreements which together with any
                                                         other borrowing exceed in the aggregate
                                                         one-third of the market value of the Fund's
                                                         total assets, less liabilities other than
                                                         the obligations created by reverse repurchase
                                                         agreements.
-------------------------------------------------------- ------------------------------------------------------
The Surviving Fund may not purchase or sell real         The Merging Fund may not purchase or sell puts,
estate unless acquired as a result of ownership of       calls, straddles, spreads, or any combination
securities or other instruments (but this shall not      thereof, real estate, commodities, or commodity
prevent the Fund from investing in securities or other   contracts or interests in oil, gas, or mineral
instruments backed by real estate or securities of       exploration or development programs.
companies engaged in the real estate business).
Investments by the Fund in securities backed by
mortgages on real estate or in marketable securities
of companies engaged in such activities are not
hereby precluded.

The Surviving Fund may not purchase or sell physical
commodities unless acquired as a result of ownership of
securities or other instruments but this shall not
prevent the Fund from (i) purchasing or selling options
and futures contracts or from investing in securities
or other instruments backed by physical commodities
or (ii) engaging in forward purchases or sales of
foreign currencies or securities.
-------------------------------------------------------- ------------------------------------------------------
The Surviving Fund may not make loans, except that the   The Merging Fund may not make loans, except through
Surviving Fund may: (i) purchase and hold debt           purchasing or holding debt obligations, repurchase
instruments (including without limitation, bonds,        agreements, or loans of portfolio securities in
notes, debentures or other obligations and               accordance with the Fund's investment objective and
certificates of deposit, bankers' acceptances and        policies.
fixed time deposits) in accordance with its investment
objectives and policies; (ii) enter into repurchase
agreements with respect to portfolio securities; and
(iii) lend portfolio securities with a value not in
excess of one-third of the value of its total
-------------------------------------------------------- ------------------------------------------------------

assets. SHAREHOLDERS OF THE SURVIVING FUND CURRENTLY
ARE CONSIDERING A PROPOSAL THAT, IF PASSED AT A
SHAREHOLDER MEETING TO BE HELD THE SAME DAY AS THE
MEETING OF THE MERGING FUND, WOULD ADOPT A FUNDAMENTAL
INVESTMENT RESTRICTION REGARDING LOANS THAT IS IDENTICAL
TO THE MERGING FUND'S RESTRICTION.
-------------------------------------------------------- ------------------------------------------------------
The Surviving Fund is not subject to a similar           The Merging Fund may not purchase securities on
fundamental restriction, although it is subject to a     margin, make short sales of securities, or maintain
similar non-fundamental restriction (see below).         a short position, provided that this restriction shall
                                                         not be deemed to be applicable to the purchase or
                                                         sale of when-issued securities or of securities for
                                                         delivery at a future date.
-------------------------------------------------------- ------------------------------------------------------
Notwithstanding any other investment policy or           The Merging Fund may not purchase the securities or
restriction, the Surviving Fund may seek to achieve      other obligations of any one issuer if, immediately
its investment objective by investing all of its         after such purchase, more than 5% of the value of
investable assets in another investment company having   the Fund's total assets would be invested in
substantially the same investment objective and          securities or other obligations of any one such
policies as the Surviving Fund.                          issuer; provided, however, that the Fund may invest
                                                         all or part of its investable assets in an open-end
                                                         management investment company with the same investment
                                                         objective and restrictions as the Fund. This
                                                         limitation also shall not apply to issues of the U.S.
                                                         Government and repurchase agreements related thereto.

                                                         The Merging Fund may not acquire securities companies,
                                                         except as permitted by the 1940 Act or in connection
                                                         with a merger, consolidation, reorganization, acquisition
                                                         of assets or an offer of exchange; provided, however,
                                                         that nothing in this investment restriction shall
                                                         prevent the Fund from investing all or part of its assets
                                                         in an open-end management investment company with the
                                                         same investment objective and restrictions as the Fund.
-------------------------------------------------------- ------------------------------------------------------

         Neither Fund may issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

         Neither Fund may underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Surviving Fund and/or the Merging Fund and may be changed by their respective Trustees.




----------------------------------------------------------------------------------
        SURVIVING FUND                                 MERGING FUND
----------------------------------------------------------------------------------
The Surviving Fund may not invest           The Merging Fund may not acquire
more than 10% of its net assets in          any illiquid securities, such as
illiquid securities. For purposes           repurchase agreements with more
of this non-fundamental                     than seven days to maturity or
restriction, "illiquid securities"          fixed time deposits with a duration
include securities restricted as to         of over seven calendar days, if as
resale unless they are determined           a result thereof, more than 10% of
to be readily marketable in                 the Fund's net assets would be in
accordance with the procedures              investments which are illiquid.
established by the Board of
Trustees.

------------------------------------    ------------------------------------------
The Surviving Fund may not make             The Merging Fund is not subject to
short sales of securities, other            a similar non-fundamental
than short sales "against the box,"         restriction. However, it is subject
or purchase securities on margin            to a fundamental restriction
except for short-term credits               regarding investing more than 5% of
necessary for clearance of                  its assets in securities of one
portfolio transactions, provided            issuer (see above).
that this restriction will not be
applied to limit the use of
options, futures contracts and
related options, in the manner
otherwise permitted by the
investment restrictions, policies
and investment program of the Fund.
The Surviving Fund has no current
intention of making short sales
against the box.
------------------------------------    ------------------------------------------
The Surviving Fund may not, with            The Merging Fund is not subject to
respect to 75% of its assets, hold          a similar non-fundamental
more than 10% of the outstanding            restriction. However, it is subject
voting securities of any issuer or          to a fundamental restriction
invest more than 5% of its assets           regarding investing more than 5% of
in the securities of any one issuer         its assets in securities of one
(other than obligations of the U.S.         issuer
Government, its
------------------------------------    ------------------------------------------

                                     -18-


------------------------------------    ------------------------------------------
agencies and instrumentalities).             (see above).
------------------------------------    ------------------------------------------
The Surviving Fund may invest up to         The Merging Fund is not subject to
5% of its total assets in the               a similar non-fundamental
securities of any one investment            restriction, although it is subject
company, but may not own more than          to a similar restriction under the
3% of the securities of any one             terms of the 1940 Act.
investment company or invest more
than 10% of its total assets in the
securities of other investment
companies.
------------------------------------    ------------------------------------------
The Surviving Fund may not purchase         The Merging Fund is not subject to
or sell interests in oil, gas or            a similar non-fundamental
mineral leases.                             restriction. However, it is subject
                                            to a similar fundamental
                                            restriction (see above).
------------------------------------    ------------------------------------------
The Surviving Fund may not write,           The Merging Fund is not subject to
purchase or sell any put or call            a similar non-fundamental
option or any combination thereof,          restriction. However, it is subject
provided that this shall not                to a similar fundamental
prevent (i) the writing, purchasing         restriction (see above).
or selling of puts, calls or
combinations thereof with respect
to portfolio securities or (ii)
with respect to the Surviving
Fund's permissible futures and
options transactions, the writing,
purchasing, ownership, holding or
selling of futures and options
positions or of puts, calls or
combinations thereof with respect
to futures.
------------------------------------    ------------------------------------------
The Surviving Fund will not invest       The Merging Fund is not subject to
more than 25% of its total assets        a similar non-fundamental
in obligations issued by foreign         restriction.
banks (other than foreign branches
of U.S. banks).
------------------------------------    ------------------------------------------

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

         Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares will be those of the Surviving Fund, which are generally similar to those of the Merging Fund. The following discussion applies to Institutional Class shares.

This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

SALES CHARGES

         There is no sales charge to buy or sell Institutional Class shares.

12b-1 FEES

         There is no Rule 12b-1 distribution plan for Institutional Class shares of the Surviving Fund.

BUYING SURVIVING FUND SHARES

         THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

         The price shareholders pay for their shares is the net asset value per share (NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund seeks to maintain a stable NAV of $1.00. The Surviving Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

         The NAV of each class of shares is generally calculated as of 4:30 p.m. Eastern time each day the Surviving Fund is accepting purchase orders.

         A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

         The Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If an order is sent in proper form by the Surviving Fund's cut-off time, it will be processed at that day's price and you will be entitled to all dividends declared on that day. If your order is received after the cut-off time, it generally will be processed at the next day's price. If you pay by check before the cut-off time, your order generally will be processed the next day the Surviving Fund is open for business. Normally, the cut-off (in Eastern time) is 4:30 p.m. A later cut-off time may be permitted for investors buying their shares through Chase or a bank affiliate of Chase so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the Center, the agent could set earlier cut-off times. The Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early. You must provide a Taxpayer Identification Number when you open an account.

         The Surviving Fund has the right to reject any purchase order for any reason.

         Institutional shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts, as well as individuals who meet the Surviving Fund's minimum investment requirements. Shareholders receiving Institutional Class shares in the Reorganization will be permitted to purchase additional Institutional shares in the future.

         For Institutional Class shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 4:30 p.m., Eastern time, on the day the shareholder buys.

         Shareholders seeking to buy Institutional Class shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

         A systematic investment plan is available for Institutional Class shares.

SELLING SURVIVING FUND SHARES

         THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

         Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.

         Under normal circumstances, if a request is received before the cut-off time, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

         Generally, proceeds are sent by check, electronic transfer or wire. If a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds by electronic transfer or wire will be sent only to the bank account on the Surviving Fund's records.

         For Institutional Class shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

         A shareholder who purchased through an investment representative or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

         Shareholders may also sell their shares by contacting the Center directly by calling 1-800-________.

         A systematic withdrawal plan is available for Institutional Class shares.

EXCHANGING SURVIVING FUND SHARES

         THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

         Institutional Class shares of the Surviving Fund may be exchanged for shares of the same class in certain other JPMorgan Funds.

         For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

         The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Surviving Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

         For Institutional Class shares, the Surviving Fund may close an account if the balance falls below $10,000,000. The Surviving Fund may also close the account if an investor is in the systematic investment plan and fails to meet investment minimums over a 12-month period. At least 60 days' notice will be given before closing the account.

         Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Fund does not follow reasonable procedures.

         It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

         MFT, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.10% of the average daily net assets of the Institutional Class shares held by investors serviced by the shareholder servicing agent.

         JPMFAM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

         The Surviving Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

                             DISTRIBUTIONS AND TAXES

         The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

         The Surviving Fund declares dividends daily and distributes any net investment income at least monthly. Net capital gain is distributed annually. You have three options for your Surviving Fund distributions. You may:

         -    reinvest all of them in additional Fund shares;

         - take all distributions in cash or as a deposit in a pre-assigned bank account.

         If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

         Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

         If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

         Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

         The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                            AND THE SURVIVING FUND'S
                             ORGANIZATION STRUCTURE

         There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

         The Merging Fund is organized as a series of JPMF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMF's operations are governed by JPMF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

         The Surviving Fund is organized as a series of MFT, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFT's operations are governed by MFT's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

         Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMF's Trustees and the business of the Surviving Fund is managed by MFT's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

         Information concerning the current Trustees and officers of MFT and JPMF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

         Each of MFT and JPMF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into of classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either MFT or JPMF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of MFT or JPMF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither MFT nor JPMF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFT or JPMF.

SHAREHOLDER VOTING RIGHTS

         A vacancy in the Board of either MFT or JPMF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders of either MFT or JPMF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFT and JPMF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFT and JPMF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

         Under the Declaration of Trust of each of MFT and JPMF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFT and JPMF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

         The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFT and JPMF are available without charge upon written request to that trust.

     INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

         As noted above, the investment adviser of the Master Portfolio (and therefore the Merging Fund's assets) is JPMIM. Pursuant to an Advisory Agreement, the investment adviser of the Surviving Fund is JPMFAM.

DESCRIPTION OF JPMFAM

         JPMFAM, a registered investment adviser, is an indirect wholly-owned subsidiary of JPMC, incorporated under the laws of Delaware. JPMFAM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. As of _______ __, 2001, JPMFAM and certain of its affiliates (including JPMIM) provided investment management services with respect to assets of approximately $___ billion.

         Under the Advisory Agreement, JPMFAM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMFAM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. Under the Advisory Agreement, JPMFAM is obligated to furnish employees, office space and facilities required for the operation of the Surviving Fund. The services provided to the Surviving Fund by JPMFAM are substantially similar to the services currently provided to the Master Portfolio by JPMIM.

         EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMFAM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.10%. The Merging Fund currently pays JPMIM 0.20% of the first $1 billion of average daily net assets and 0.10% of average daily net assets in excess of $1 billion with respect to its assets in the Master Portfolio. JPMFAM may waive fees from time to time.

         Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMFAM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

         SUBCONTRACTING. JPMFAM is authorized by the Advisory Agreement to employ or associate with such other persons or entities as it believes to be appropriate to assist it in the performance of its duties. Any such person is required to be compensated by JPMFAM, not by the Surviving Fund, and to be approved by the shareholders of that Fund as required by the 1940 Act.

         LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMFAM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by MFT or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

         DURATION AND TERMINATION. The Advisory Agreement continues in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of MFT or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the MFT Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMFAM, and by JPMFAM on 60 days' written notice to MFT.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         JPMFAM, as the investment adviser to the Surviving Fund, has responsibilities with respect to the Fund's portfolio transactions and brokerage arrangements pursuant to the Fund's policies, subject to the overall authority of the MFT Board.

         Under the Advisory Agreement, JPMFAM, subject to the general supervision of the Board, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Surviving Fund with brokers and dealers selected by JPMFAM. These brokers and dealers may include brokers or dealers affiliated with JPMFAM to the extent permitted by the 1940 Act and MFT's policies and procedures applicable to the Fund. JPMFAM shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to such Fund. In assessing the best overall terms available for any transaction, JPMFAM shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to JPMFAM, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In no event shall JPMFAM be under any duty to obtain the lowest commission or the best net price for the Fund on any particular transaction, nor shall JPMFAM be under any duty to execute any order in a fashion either preferential to such Fund relative to other accounts managed by JPMFAM or otherwise materially adverse to such other accounts.

         In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to JPMFAM, the Fund and/or the other accounts over which JPMFAM exercises investment discretion. JPMFAM is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if JPMFAM determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of JPMFAM with respect to accounts over which it exercises investment discretion. JPMFAM shall report to the Board regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to such Fund.

         In executing portfolio transactions for the Fund, JPMFAM may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other funds or its other clients if, in JPMFAM's reasonable judgment, such aggregation (i) will result in an overall economic benefit to such fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in MFT's registration statement, as the case may be, and the Fund's Prospectus and Statement of Additional Information. In such event, JPMFAM will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to such Fund and such other clients.

         It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which JPMFAM exercises investment discretion. Conversely, MFT or any of its portfolios may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

OTHER SERVICES

         The Distributor is a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the distributor for both the Surviving Fund and the Merging Fund. BISYS Fund Services, Inc., is the sub-administrator. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

         Chase serves as administrator, shareholder servicing agent, fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent, for the Surviving Fund. The services provided by Chase include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, Chase is responsible for the daily safekeeping of securities and cash held by the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, BONY will become the Surviving Fund's fund accountant and custodian.

         As administrator, Chase receives a fee of 0.10% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administration fee will be amended to reduce the fee to 0.05% for complex wide money market Fund assets in excess of $100 billion.

                                   PROPOSAL 2:
                              ELECTION OF TRUSTEES
                              --------------------

         It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in JPMF, you are entitled to vote on this proposal. Shareholders of MFT are being asked to approve the same Trustees as are being proposed for JPMF.

         In connection with the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMFAM, JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of MFT and certain current Trustees of JPMF (including certain members of JPMF's Advisory Board). Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected.

         Shareholders of MFT are concurrently considering the election of the same individuals to the Board of Trustees of MFT. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of MFT and JPMF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

         The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

THE JPMF BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

         The election of each of the Nominees listed below requires the affirmative vote of a majority of all the votes entitled to be cast at the Meeting by all shareholders of JPMF.

         The following are the nominees:








         The Board of Trustees of JPMF met four times during the fiscal year ended October 31, 2000, and each of the Trustees attended at least 75% of the meetings.

         The Board of Trustees of JPMF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer, Burns, Mallardi and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the fiscal year ended October 31, 2000.

         A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of JPMF, the Master Portfolio and certain other investment companies in the Fund Complex, up to and including creating a separate board of trustees.

*Interested Trustee, as defined by the 1940 Act.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

         Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the investment companies in the Fund Complex and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

         Trustee compensation expenses paid for the calendar year ended December 31, 2000 are set forth below.

                                               Aggregate Trustee         Total Trustee Compensation
                                              Compensation Paid by     Accrued by Fund Complex(1) During
             Name of Trustee                 the Trust During 2000                  2000(2)
------------------------------------------   ---------------------     ---------------------------------
Frederick S. Addy, Trustee                           $   23,538                     $   75,000

William G. Burns, Trustee                            $   23,538                     $   75,000

Arthur C. Eschenlauer, Trustee                       $   23,538                     $   75,000

Matthew Healey, Trustee(3)
Chairman and Chief Executive Officer                 $   23,538                     $   75,000

Michael P. Mallardi, Trustee                         $   23,538                     $   75,000
---------------------

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

(2) No investment company within the Fund Complex has a pension or retirement plan.

(3) During 2000, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

         The Trustees decide upon general policies and are responsible for overseeing JPMF's business affairs. Each of JPMF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc.
JPMF has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. It is anticipated that the Merging Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization.

         The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

MERGING FUND -- For the fiscal years ended October 31, 1998, 1999 and 2000:
$5,064, $5,894 and $4,579.

MASTER PORTFOLIO -- For the fiscal years ended October 31, 1998, 1999 and 2000: $15,548, $17,351 and $16,550.

ADVISORY BOARD

         The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The Advisory Board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of JPMF; but has no power to vote upon any matter put to a vote of the Trustees. The Advisory Board and the members thereof also serve each of the other trusts in the Fund Complex. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of JPMF, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each Member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Fund Complex and is reimbursed for expenses incurred in connection for such service. The Members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

         Ann Maynard Gray -- Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

         John R. Laird -- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

         Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

         James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

PRINCIPAL EXECUTIVE OFFICERS:

         JPMF's and the Master Portfolio's principal executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of JPMIM, are provided and compensated by Funds Distributors, Inc., a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of JPMF and the Master Portfolio. JPMF and the Master Portfolio have no employees.

         The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston,
Massachusetts 02109. The principal executive officers of JPMF are as follows:


NAME AND POSITION                           AGE       PRINCIPAL OCCUPATION AND OTHER INFORMATION
---------------------------------------     ---       --------------------------------------------------------
Matthew Healey                              63        Chief Executive Officer; Chairman, Pierpont Group,
                                                      since prior to 1993.  His address is Pine Tree Country
                                                      Club Estates, 10286 Saint Andrews Road, Boynton Beach,
                                                      Florida 33436.
Margaret W. Chambers                        41        Vice President and Secretary.  Senior Vice President
                                                      and General Counsel of the Distributor since April,
                                                      1998.  From August 1996 to March 1998, Ms. Chambers was
                                                      Vice President and Assistant General Counsel for
                                                      Loomis, Sayles & Company, L.P.  From January 1986 to
                                                      July 1996, she was an associate with the law firm of
                                                      Ropes & Gray.
George A. Rio                               46        President and Treasurer.  Executive Vice President and
                                                      Client Service Director of the Distributor since April
                                                      1998.  From June 1995 to March 1998, Mr. Rio was Senior
                                                      Vice President and Senior Key Account Manager for
                                                      Putnam Mutual Funds.  From May 1994 to June 1995, Mr.
                                                      Rio was Director of Business Development for First Data
                                                      Corporation.

ACCOUNTANTS

         PricewaterhouseCoopers LLP serves as the Merging Fund's, the Master Portfolio's and the Surviving Fund's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFT or JPMF engages it to do so.

         AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year ended October 31, 2000 was $32,500.

         FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems and design implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $0.

         ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,150.

         The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

         This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

         Only the Merging Fund Shareholders of record at the close of business on _________, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted _____________ Merging Fund Shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

         The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund Shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund Shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund Shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund Shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

         All Merging Fund Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposals.

         A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

         JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund), will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Prospectus/Proxy Statement and form of proxy. In addition to solicitations by mail, proxies may also be solicited by officers and regular employees of JPMF by personal interview, by telephone or by telegraph without additional remuneration thereof. Professional solicitors may also be retained.

ABSTENTIONS AND BROKER NON-VOTES

         In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

         On the record date, the Trustees and officers of JPMF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Merging Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                              Percentage of      Percentage of
                                Amount of     Merging Fund       Surviving Fund
                                 Shares         Owned on           Owned Upon
      Name and Address           Owned         Record Date        Consummation
-----------------------------   ---------    ---------------     --------------



         On the record date, the Trustees and officers of MFT as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of shares of the Surviving Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                                       Percentage of
                                       Amount of      Surviving Fund     Percentage of Surviving
                                        Shares        Owned on Record        Fund Owned Upon
         Name and Address                Owned             Date                Consummation
------------------------------------   ---------      ---------------    -----------------------








                        ADDITIONAL INFORMATION ABOUT MFT

         Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in MFT's Statement of Additional Information, which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-348-4782. MFT is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        ADDITIONAL INFORMATION ABOUT JPMF

         Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

         The audited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal year ended October 31, 2000, the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended October 31, 2000 and the audited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal year ended August 31, 2000 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Master Portfolio and the Surviving Fund have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

         The unaudited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal period ended February 28, 2001, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS

         The JPMF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

         Neither MFT nor JPMF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to JPMF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-766-7722.

                                    * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this ____ day of ______, 2001 by and among J.P. Morgan Institutional Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the JPMorgan Institutional Treasury Money Market Fund (the "Transferor Portfolio"), Mutual Fund Trust (the "Acquiring Trust"), a Massachusetts business trust, on behalf of JPMorgan Treasury Plus Money Market Fund (formerly, Chase Vista Treasury Plus Money Market Fund) (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

         WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

         WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

         1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AMD TERMINATION OF THE TRANSFEROR PORTFOLIO

         (a)      PLAN OF REORGANIZATION.

         (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Agency Class share class in exchange for shares of the Transferor Portfolio, with the amounts of shares of each share class to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Transferor Portfolio and the Acquiring Portfolio. The determination of said Custodian shall be conclusive and binding on all parties in interest.

         (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

         (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

         (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

         (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on August 11, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").

         (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

         (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

         (c) VALUATION.

         (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

         (ii) The number of Agency Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Agency Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

         (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.


         2.  REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

         The Acquiring Trust represents and warrants as follows:

         (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

         (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest of which as of February 28, 2001 there were 1,074,655 outstanding shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

         (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended August 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"). The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal period ended February 28, 2001 fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

         (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

         (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

         (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to February 28, 2001 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

         (i) NO MATERIAL ADVERSE CHANGE. Since February 28, 2001, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

         (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

         (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

         (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

         (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

         3.  REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

         The Transferor Trust represents and warrants as follows:

         (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

         (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest of which as of February 28, 2001 there were outstanding 537,242 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

         (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and for The Treasury Money Market Portfolio for the fiscal year ended October 31, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and The Treasury Money Market Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

         (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

         (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to October 31, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

         (h) NO MATERIAL ADVERSE CHANGE. Since October 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

         (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

         (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

         (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

         (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.


         4.  COVENANTS OF THE ACQUIRING TRUST

         The Acquiring Trust covenants to the following:

         (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

         (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.


         5.  COVENANTS OF THE TRANSFEROR TRUST

         The Transferor Trust covenants to the following:

         (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

         (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

         (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this
Section 5(c).

         (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

         (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.


         6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

         The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

         (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since August 31, 2000.

         (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

         (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of each Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization; (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization) and (v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

         (e) CONCURRENT REORGANIZATION. The reorganization of each of J.P. Morgan Institutional Service Treasury Money Market Fund and J.P. Morgan Treasury Money Market Reserves Fund, each a series of the Transferor Trust, into the Acquiring Portfolio shall have been consummated.


         7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

         The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

         (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since October 31, 2000.

         (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

         (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

         (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

         (f) TAX OPINION. The Acquiring Trust shall have received the Tax
Opinion.

         (g) CONCURRENT REORGANIZATION. The reorganization of each of J.P. Morgan Institutional Service Treasury Money Market Fund and J.P. Morgan Treasury Money Market Reserves Fund, each a series of the Transferor Trust, into the Acquiring Portfolio shall have been consummated.


         8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

         (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

         (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

         (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMFAM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or J.P. Morgan Investment Management Inc. ("JPMIM") on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

         (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

         (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.


         9.  EXPENSES

         The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class Shares and the Institutional Class Shares of the Acquiring Portfolio are not higher than those set forth in the Registration Statement for a period of three years after the Exchange Date.

         10. NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

         if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

              1211 Avenue of the Americas, 41st Floor
              New York, New York 10036

              with a copy to:

              Simpson Thacher & Bartlett
              425 Lexington Avenue
              New York, New York 10017
              Attention: Sarah E. Cogan, Esq.

         if to the Transferor Trust (for itself or on behalf of the Transferor Portfolio):

              60 State Street
              Suite 1300
              Boston, Massachusetts 02109

              with a copy to:

              Sullivan & Cromwell
              125 Broad Street
              New York, New York  10004
              Attention:  John E. Baumgardner, Jr., Esq.


         11. RELIANCE

         All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.


         12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

         (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

         (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

         (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

         (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

         (e) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

         (f) The name "Mutual Fund Trust" is the designation of its Trustees under a Declaration of Trust dated February 1, 1994, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

         IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.



         J.P. MORGAN INSTITUTIONAL FUNDS

         on behalf of J.P. Morgan Institutional Treasury Money Market Fund


         By:
            --------------------------------------------------
               Name:
               Title:



         MUTUAL FUND TRUST

         on behalf of JPMorgan Treasury Plus Money Market Fund


         By:
            --------------------------------------------------
               Name:
               Title:


         Agreed and acknowledged with respect to Section 9:


         J.P. MORGAN CHASE & CO.


         By:
            --------------------------------------------------
               Name:
               Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
              J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND,
                                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 12, 2001 for the Special Meeting of Shareholders of J.P. Morgan Institutional Treasury Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling the Merging Fund at 1-800-766-7722.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Surviving Fund and the Merging Fund is contained in each of MFT's and JPMF's Statements of Additional Information, which are incorporated herein by reference.

         The date of this Statement of Additional Information is May 12, 2001.

                               GENERAL INFORMATION


         The Shareholders of the Merging Fund are being asked to consider and vote on three proposals.

         With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of __________, 2001 by and among JPMF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund, and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by MFT in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

         Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of shares in the Merging Fund will receive Agency Class shares of the Surviving of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

         At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMF.

         A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The audited financial highlights, financial statements and notes thereto of the Merging Fund and the Surviving Fund contained in their Annual Reports dated October 31, 2000 and August 31, 2000, respectively, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Annual Report dated October 31, 2000 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Merging Fund's, the Master Portfolio's and the Surviving Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund and the Master Portfolio for the fiscal year ended October 31, 2000 and for the Surviving Fund for the fiscal year ended August 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

         The unaudited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal period ended February 28, 2001, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.


                   J.P. MORGAN TREASURY MONEY MARKET PORTFOLIO
                   PROFORMA COMBINED PORTFOLIO OF INVESTMENTS
                      FOR THE YEAR ENDED FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)


                         Principal Amount                                                             Market Value
--------------------------------------------------                                     -------------------------------------------
                                                                                                                         PRO FORMA
JPMORGAN      JPMORGAN                                                                 JPMORGAN   JPMORGAN               COMBINED
TREASURY      TREASURY                                                                 TREASURY   TREASURY               JPMORGAN
 MONEY          MONEY                                                                   MONEY       MONEY                TREASURY
MARKET          MARKET     PRO FORMA     PRO FORMA                                      MARKET      MARKET    PRO FORMA  PLUS MONEY
 FUND         PORTFOLIO   ADJUSTMENT      COMBINED                                       FUND     PORTFOLIO  ADJUSTMENT  MARKET FUND
--------------------------------------------------   ------------------------          -------------------------------------------
                                                     MONEY MARKET INSTRUMENTS 100.35%
                                                     ------------------------

                                                     U.S. TREASURY SECURITIES  33.13%
                                                     U.S Treasury Bills,
         -       100,000           -       100,000   4.83%, 04/26/01                    $    -     $ 99,224             $ 99,224
   200,000                                 200,000   4.94%, 03/29/01                     199,236                         199,236
   100,000                                 100,000   4.95%, 04/05/01                      99,522                          99,522
   100,000                                 100,000   4.95%, 04/19/01                      99,327                          99,327
   100,000                                 100,000   4.97%, 05/03/01                      99,138                          99,138
   200,000                                 200,000   4.98%, 05/17/01                     197,895                         197,895
   100,000                                 100,000   4.99%, 04/19/01                      99,328                          99,328
   100,000                                 100,000   4.99%, 05/10/01                      99,041                          99,041
   100,000                                 100,000   5.08%, 04/12/01                      99,413                          99,413
   250,000                                 250,000   5.11%, 04/12/01                     248,532                         248,532
                                                     U.S. Treasury Notes,                                                      -
                  25,000                    25,000   4.88%, 3/31/01                                   24,965              24,965
                  40,000                    40,000   5.63%, 5/15/01                                   39,934              39,934
                  35,000                    35,000   6.63%, 7/31/01                                   35,143              35,143
                                                                                      ------------------------------------------

 1,250,000       200,000                 1,450,000   TOTAL U.S. TREASURY SECURITIES    1,241,432     199,266           1,440,698

                                                     REPURCHASE AGREEMENTS     67.22%
                                                     Bear Stearns, 5.38%, due
                                                     3/01/01 (Dated 02/28/01,
                                                     Proceeds $250,037,
                                                     Secured by USTR,
                                                     $208,360, various rates,
                                                     due 08/15/02 through
                                                     02/15/25, Market Value
   250,000                                 250,000   $255,859) Credit Suisse             250,000                         250,000
                                                     First Boston, Tri Party,
                                                     5.38%, due 03/01/01 (Dated
                                                     2/28/01, Proceeds $215,032,
                                                     Secured by USTR, $218,063,
                                                     various rates, due 04/30/01
                                                     through 05/15/08;
                 215,000                   215,000   Market Value $219,513)                          215,000             215,000
                                                     Deutsche Morgan Grenfel, Tri
                                                     Party, 5.34%, due 03/01/01,
                                                     (Dated 2/28/01, Proceeds
                                                     $144,907, Secured by USTR,
                                                     $205,950, various rates, due
                                                     06/30/01 through 08/15/25;
                 144,886                   144,886   Market Value $146,930)                          144,886             144,886
                                                     Goldman Sachs & Co., Tri
                                                     Party, 5.35%, due 03/01/01
                                                     (Dated 2/28/01, Proceeds
                                                     $240,036, Secured by USTR,
                                                     $213,091, various rates, due
                                                     11/15/07 through 05/15/20;
                 240,000                   240,000   Market Value $241,153)                          240,000             240,000
                                                     Goldman Sachs & Co., 5.10%,
                                                     due 03/01/01 Dated 02/28/01,
                                                     Proceeds $57,842, Secured by
                                                     USTR, $50,311, various
                                                     rates,due 05/15/06 through
                                                     02/15/29,
    57,834                                  57,834   Market Value $58,991)                57,834                          57,834

                                                     Goldman Sachs & Co., 5.20%,
                                                     due 03/01/01 (Dated
                                                     02/28/01,
                                                     Proceeds $175,025, Secured
                                                     by USTR, $152,235, various
                                                     rates, due 05/15/06 through
                                                     02/15/29,
   175,000                                 175,000   Market Value $178,500)              175,000                         175,000


                  See Notes to Pro Forma Financial Statements

                                        4


                                                        Goldman Sachs & Co., 5.35%,
                                                        due 03/01/01 (Dated
                                                        02/28/01,
                                                        Proceeds $200,030, Secured
                                                        by USTR, $173,983, various
                                                        rates, due 05/15/06 through
                                                        02/15/29,
   200,000                                  200,000     Market Value $204,000)               200,000                         200,000

                                                        Greenwich Capital Markets,
                                                        Inc., Tri Party, 5.37%, due
                                                        03/01/01 (Dated 2/28/01,
                                                        Proceeds $240,036, Secured
                                                        by USTR, $231,671, various
                                                        rates, due 06/30/01 through
                                                        07/15/02;
                 240,000                    240,000     Market Value $243,095)                           240,000             240,000
                                                        Greenwich Capital Markets,
                                                        Inc., 5.37%, due 03/01/01
                                                        (Dated 02/28/01, Proceeds
                                                        $250,037, Secured by
                                                        USTR, $211,607, various
                                                        rates, due 11/15/01 through
                                                        08/15/29,
   250,000                                  250,000     Market Value $254,660)               250,000                         250,000

                                                        Greenwich Capital Markets,
                                                        Inc., 5.45%, due 03/06/01
                                                        (Dated 02/28/01, Proceeds
                                                        $250,227, Secured by U.S.
                                                        Government Agency
                                                        Obligations, $316,639,
                                                        various
                                                        rates, due 02/15/07 through
                                                        02/15/31,
   250,000                                  250,000     Market Value $255,003)               250,000                         250,000
                                                        Merrill Lynch & Co., Inc.,
                                                        Tri Party, 5.37%, due 03/01/01,
                                                        (Dated 2/28/01, Proceeds
                                                        $255,038, Secured by USTR,
                                                        $268,503, various rates, due
                                                        5/15/01 through 11/15/20;
                 255,000                    255,000     Market Value $259,517)                           255,000             255,000

                                                        Merrill Lynch & Co., Inc.,
                                                        5.37%, due 03/01/01 (Dated
                                                        02/28/01, Proceeds $400,060,
                                                        Secured by USTR, $339,469,
                                                        various rates, due 06/30/01
                                                        through 05/15/30,
   400,000                                  400,000     Market Value $406,655)               400,000                         400,000
                                                        Westdeutsche Landesbank, Tri
                                                        Party, 5.38%, due 03/01/01,
                                                        (Dated 2/28/01, Proceeds
                                                        $245,037, Secured by
                                                        USTR, $215,680, various
                                                        rates, due 08/15/03
                                                        through 08/15/29;

                 245,000                    245,000     Market Value $247,765)                           245,000             245,000

 1,582,834     1,339,886                  2,922,720     TOTAL REPURCHASE AGREEMENTS        1,582,834   1,339,886           2,922,720

------------------------------------------------------------------------------------------------------------------------------------
 2,832,834     1,539,886           -      4,372,720     TOTAL INVESTMENTS       100.35%  $ 2,824,266 $ 1,539,152   $ -   $ 4,363,418
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL COST                       $ 2,824,266 $ 1,539,152   $ -   $ 4,363,418
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL NET ASSETS                 $ 2,813,515 $ 1,540,440   $ -   $ 4,348,079
------------------------------------------------------------------------------------------------------------------------------------

              USTR - United States Treasury Notes, Bonds and Bills



                  See Notes to Pro Forma Financial Statements

         J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND /
             J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND /
                J.P. MORGAN TREASURY MONEY MARKET RESERVES FUND /
                      THE TREASURY MONEY MARKET PORTFOLIO /
                    JPMORGAN TREASURY PLUS MONEY MARKET FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                       AS OF FEBRUARY 28, 2001 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                               J.P. MORGAN       J.P. MORGAN       J.P. MORGAN       THE TREASURY
                                                               INSTITUTIONAL     INSTITUTIONAL        TREASURY       MONEY MARKET
                                                                 TREASURY           SERVICE         MONEY MARKET      PORTFOLIO
                                                                MONEY MARKET        TREASURY       RESERVES FUND
                                                                   FUND           MONEY MARKET
                                                                                     FUND
ASSETS:
  Investment securities, at Value                               $ 538,786          $ 474,954           $ 526,700       $ 1,539,152
  Deferred organization expenses                                        3                  3                   -                 -
  Other assets                                                          -                  1                   1                31
  Receivables:
     Interest                                                           -                  -                   -             1,553
     Expense reimbursement                                             86                 71                  90                 -

                                                              ------------    ---------------    ----------------  ----------------
         Total Assets                                             538,875          $ 475,029             526,791         1,540,736
                                                              ------------    ---------------    ----------------  ----------------

LIABILITIES:
  Payables:
     Dividends                                                      1,659              1,785               2,109                 -
     Custodian                                                          -                  -                   -                35
  Accrued liabilities:
     Investment advisory fees                                           -                  -                   -               188
     Administration fees                                                7                  7                  11                26
     Shareholder servicing fees                                        31                 18                  22                 -
     Distribution fees                                                  -                  -                   -                 -
     Custody fees                                                       -                  -                   -                14
     Service organization fees                                          -                 88                 109                 -
     Other                                                             28                 45                 212                33

                                                              ------------    ---------------    ----------------  ----------------
         Total Liabilities                                          1,725              1,943               2,463               296
                                                              ------------    ---------------    ----------------  ----------------

NET ASSETS:
     Paid in capital                                              537,241            473,244             524,371
     Distributions in excess of net investment income                  (1)                (2)                 (3)
     Accumulated net realized loss on investment transactions         (90)              (156)                (40)

                                                              ------------    ---------------    ----------------  ----------------
         Net Assets                                              $ 537,150          $ 473,086           $ 524,328       $ 1,540,440
                                                              ============    ===============    ================  ================


Shares of beneficial interest outstanding                         537,242            473,243             524,371

Shares outstanding
  Vista (Renamed Morgan)
  Premier
  Institutional (Renamed Agency)

Net Assets Value Per Share                                         $ 1.00             $ 1.00              $ 1.00

Pro Forma with Concurrent Reorganization
JPMorgan Treasury Plus Money Market Fund
Shares Outstanding
  Morgan
  Premier
  Agency
  Reserves
  Institutional

Net Asset Value Per Share
  Morgan
  Premier
  Agency
  Reserves
  Institutional

                                                              ------------    ---------------    ----------------  ----------------
              Cost of investments                                      $ -                $ -                 $ -       $ 1,539,152
                                                              ============    ===============    ================  ================


                                                                                                       PRO FORMA
                                                                                                       COMBINED
                                                                  JPMORGAN          PRO FORMA          JPMORGAN
                                                                TREASURY PLUS      ADJUSTMENTS         TREASURY
                                                                MONEY MARKET                           PLUS MONEY
                                                                      FUND                             MARKET FUND
ASSETS:
  Investment securities, at Value                                $ 2,824,266       $ (1,540,440) (a)    $ 4,363,418
  Deferred organization expenses                                           -                 (6) (d)              -
  Other assets                                                            17                  -                  50
  Receivables:                                                                                                    -
     Interest                                                            273                  -               1,826
     Expense reimbursement                                                 -                  6                 253
                                                              ---------------    ---------------       -------------
         Total Assets                                               2,824,556         (1,540,440)          4,365,547
                                                              ---------------    ---------------       -------------

LIABILITIES:
  Payables:
     Dividends                                                         9,671                  -              15,224
     Custodian                                                             -                  -                  35
  Accrued liabilities:
     Investment advisory fees                                            198                  -                 386
     Administration fees                                                 119                  -                 170
     Shareholder servicing fees                                          379                  -                 450
     Distribution fees                                                   105                  -                 105
     Custody fees                                                         27                  -                  41
     Service organization fees                                             -                  -                 197
     Other                                                               542                  -                 860

                                                              ----------------------------------       -------------
       Total Liabilities                                              11,041                  -              17,468
                                                              ----------------------------------       -------------

NET ASSETS:
     Paid in capital                                               2,813,618                              4,348,474
     Distributions in excess of net investment income                    (59)                                   (65)
     Accumulated net realized loss on investment transactions            (44)                                  (330)

                                                              ----------------------------------       -------------
         Net Assets                                               $ 2,813,515       $ (1,540,440)          4,348,079
                                                              ==================================       =============


Shares of beneficial interest outstanding                                            (1,534,856) (b)              -

Shares outstanding
  Vista (Renamed Morgan)                                           1,391,162         (1,391,162) (c)              -
  Premier                                                            347,882           (347,882) (c)              -
  Institutional (Renamed Agency)                                   1,074,655         (1,074,655) (c)              -

Net Assets Value Per Share                                            $ 1.00  *

Pro Forma with Concurrent Reorganization
JPMorgan Treasury Plus Money Market Fund
Shares Outstanding
  Morgan                                                                              1,391,162  (e)      1,391,162
  Premier                                                                               821,125  (e)        821,125
  Agency                                                                              1,074,655  (e)      1,074,655
  Reserves                                                                              524,371  (e)        524,371



                  See Notes to Pro Forma Financial Statements.

                                       6


  Institutional                                                                        537,242  (e)        537,242

Net Asset Value Per Share
  Morgan                                                                                                     $ 1.00
  Premier                                                                                                    $ 1.00
  Agency                                                                                                     $ 1.00
  Reserves                                                                                                   $ 1.00
  Institutional                                                                                              $ 1.00

                                                              ----------------------------------       -------------
              Cost of investments                                 $ 2,824,266                $ -         $ 4,363,418
                                                              ==================================       =============

(a) Reallocation of investments from the feeder funds to the master portfolio.
(b) Reallocation of the feeder fund's beneficial interest to Morgan, Premier, Institutional, Reserves and Agency Shares due to the Concurrent Reorganization.
(c) Reallocation of shares outstanding to Reserves, Morgan, Premier, Institutional, and Agency Share due to the Concurrent Reorganization.
(d) Write-off of deferred organization expenses of the portfolio.
(e) Reflects the additional number of shares outstanding due to the Concurrent Reorganization.
*   All classes

         J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND /
             J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND /
               J.P. MORGAN TREASURY MONEY MARKET RESERVES FUND /
                     THE TREASURY MONEY MARKET PORTFOLIO /
                     JPMORGAN TREASURY PLUS MONEY MARKET FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                           J.P. MORGAN        J.P. MORGAN         J.P. MORGAN     THE TREASURY
                                                          INSTITUTIONAL     INSTITUTIONAL           TREASURY      MONEY MARKET
                                                             TREASURY           SERVICE            MONEY MARKET    PORTFOLIO
                                                           MONEY MARKET         TREASURY          RESERVES FUND
                                                               FUND          MONEY MARKET
                                                                                   FUND
 INCOME:

      Interest Income                                        $ 18,826            $ 27,475            $ 23,109        $ 69,410
      Allocated Portfolio Expenses                               (606)               (888)               (737)              -

                                                         -----------------------------------------------------------------------
 Investment Income                                             18,220              26,587              22,372          69,410
                                                         -----------------------------------------------------------------------

 EXPENSES:

      Shareholder Servicing Fees                                  303                 222                 764               -
      Investment Advisory Fees                                      -                   -                   -           2,099
      Administration Service Fees                                  72                 107                  87             266
      Distribution Fees/Service Organization Fees                   -               1,108               1,257               -
      Registration Expenses                                        10                  78                 168               -
      Custodian Fees                                                -                   -                   -             106
      Transfer Agent Fees                                          17                  17                  21               -
      Professional Fees                                            12                  13                  11              41
      Trustees' Fees and Expenses                                   4                   6                   1              13
      Financial and Fund Accounting Services Fees                  20                  20                  20               -
      Printing and Postage                                          6                   4                  10               -
      Fund Services Fees                                            4                   7                   5              16
      Administration Fees                                           3                   5                   5               7
      Amortization of organizational expenses                       2                   2                   -               -
      Other                                                        12                  18                  11              13
                                                                    -                   -                   -               -
                                                         -----------------------------------------------------------------------
         Total Expenses                                           465               1,607               2,360           2,561
                                                         -----------------------------------------------------------------------

         Less amounts waived                                        -                   -                   -               -
         Less earnings credits                                      -                   -                   -               -
         Less Reimbursement of Expenses                           464                 501                 522             330

                                                         -----------------------------------------------------------------------
         Net Expenses                                               1               1,106               1,838           2,231
                                                         -----------------------------------------------------------------------

                                                         -----------------------------------------------------------------------
         Net Investment Income                                 18,219              25,481              20,534          67,179
                                                         -----------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                           (49)                (74)                (26)           (149)

Net change in net unrealized appreciation
(depreciation) on investments                                      --                  --                  --              --

                                                         -----------------------------------------------------------------------
 Net (decrease) increase in net assets from operations       $ 18,170            $ 25,407            $ 20,508        $ 67,030
                                                         =======================================================================


                                                           JPMORGAN            PRO FORMA             PRO FORMA
                                                         TREASURY PLUS        ADJUSTMENTS            COMBINED
                                                         MONEY MARKET                                JPMORGAN
                                                             FUND                                    TREASURY
                                                                                                     PLUS MONEY
                                                                                                     MARKET FUND
 INCOME:

  Interest Income                                           $ 159,318          $ (69,411)(c)           $ 228,727
  Allocated Portfolio Expenses                                      -              2,231 (b)                   -

                                                         --------------------------------       -----------------
              Investment Income                               159,318            (67,180)                228,727
                                                         --------------------------------       -----------------

 EXPENSES:

      Shareholder Servicing Fees                                6,362              1,609  (a)              9,260
      Investment Advisory Fees                                  2,547               (978) (a)              3,668
      Administration Service Fees                               2,547                590  (a)              3,669
      Distribution Fees/Service Organization Fees               1,364             (1,444) (a)              2,285
      Registration Expenses                                       647                                        903
      Custodian Fees                                              249                188  (f)                543
      Transfer Agent Fees                                         197                                        252
      Professional Fees                                            82                (34) (g)                125
      Trustees' Fees and Expenses                                 126                                        150
      Financial and Fund Accounting Services Fees                   -                (57) (f)                  3
      Printing and Postage                                         27                (10) (g)                 37
      Fund Services Fees                                            -                                         32
      Administration Fees                                           -                                         20
      Amortization of Organizational Expenses                       -                 (4) (e)                  -
      Other                                                       190                                        244
                                                                    -
                                                         --------------------------------       -----------------
           Total Expenses                                      14,338               (140)                 21,191
                                                         --------------------------------       -----------------

           Less amounts waived                                  2,672               (140) (a)              2,532
           Less earnings credits                                  119                  -                     119
           Less Reimbursement of Expenses                           -                  -                   1,817

                                                         --------------------------------       -----------------
           Net Expenses                                        11,547                  -                  16,723
                                                         --------------------------------       -----------------

                                                         --------------------------------       -----------------
           Net Investment Income                              147,771            (67,180)                212,004
                                                         --------------------------------       -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Investments                           (97)               149 (d)                (246)

Net Change in Net Unrealized Appreciation
(Depreciation) on Investments                                      --                 --                      --

                                                         --------------------------------       -----------------
 Net (Decrease) Increase in Net Assets from Operations      $ 147,674          $ (67,031)              $ 211,758
                                                         ================================       =================

(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c) Reallocation of investments income to feeder funds.
(d) Reallocation of realized and unrealized loss to feeder funds.
(e) Reflect write off of deferred organization expense.
(f) Reclassification of fund accounting fees into the new combined custody fees.
(g) Reduction reflects expected benefits from combined operations.

                         PRO FORMA FINANCIAL STATEMENTS

              J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND /
                     JPMORGAN TREASURY PLUS MONEY MARKET FUND

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.       BASIS OF COMBINATION:

The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The Treasury Money Market Portfolio ("Master Portfolio"), J.P. Morgan Institutional Service Treasury Money Market Fund ("Institutional Service Fund"), J.P. Morgan Institutional Treasury Money Market Fund ("Institutional Fund") and J.P. Morgan Treasury Money Market Reserves Fund ("Treasury Money Market Reserves Fund"), (collectively the "feeder funds" of the Master Portfolio) and JPMorgan Treasury Plus Money Market Fund ("JPMTMMF") as if the proposed Concurrent Reorganization occurred as of and for the twelve months ended February 28, 2001.

Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Master Portfolio and the feeder funds in exchange for shares in JPMTPMMF. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.       SHARES OF BENEFICIAL INTEREST:

Immediately prior to the Concurrent Reorganization, JPMTPMMF would commence offering Reserve Class Shares and Institutional Class Shares. The net asset value per share for the Reserve and Institutional Class Shares at the commencement of offering would be identical to the closing net asset value per share for the Premier Shares immediately prior to Concurrent Reorganization.

Under the Concurrent Reorganization, the existing shares of the Treasury Money Market Reserves Fund would be renamed Reserves Class Shares, the Institutional Fund would be renamed Institutional Class Shares and the Institutional Service Fund would be renamed Premier Shares. The net asset values per share for the Reserves, Agency and Premier Class Shares at the commencement of offering would be identical to the closing net asset value per share for the Premier Shares immediately prior to the organization. In addition, the Chase Vista Class shares would be renamed the Investor Class Shares and the Chase Institutional Class Shares would be renamed Agency Class Shares.

Under the proposed Concurrent Reorganization, each shareholder of Treasury Money Market Reserves Fund, Institutional Service Fund and the Institutional Fund would receive shares of JPMTPMMF with a value equal to their holdings in their respective funds. Holders of the Treasury Money Market Reserves Fund will receive Reserves Class Shares in JPMTPMMF, holders of the Institutional Service Fund will receive Premier Class Shares and holders of Institutional Fund will receive Institutional Class Shares. Therefore, as a result of the proposed Concurrent Reorganization, current shareholders of Treasury Money Market Reserves, Institutional Service Fund and Institutional Fund will become shareholders of JPMTPMMF.

The Pro Forma net asset value per share assumes the issuance of additional shares of JPMTPMMF which would have been issued on February 28, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the February 28, 2001 net assets of Treasury Money Market Reserves Fund, Institutional Service Fund and Institutional Fund and the net asset value per share of JPMTPMMF - Premier Class.

JPMORGAN TREASURY PLUS MONEY MARKET FUND WITH CONCURRENT REORGANIZATION

                                       Premier       Institutional   Reserves

Increase in Shares Issued              473,243       537,242         524,371
Net Assets 2/28/01                     473,086       537,150         524,328
Pro Forma Net Asset Value 2/28/01      1.00          1.00            1.00

3.       PRO FORMA OPERATIONS:

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for the Surviving Fund at the combined level of average net assets for the twelve months ended February 28, 2001.

         FORM N-14
         ---------

         PART C - OTHER INFORMATION
         --------------------------


         Item 15.  Indemnification.

                   ---------------

         Reference is hereby made to Article V of the Registrant's Declaration of Trust.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

         Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither described in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and


                            Part C-1

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Item 16.  Exhibits.

                  ---------------

         Declaration of Trust.

         1        Declaration of Trust, as amended. (1)

         2        By-laws. (1)

         3        None.

         4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

         5        None.

         6        Form of Investment Advisory Agreement.(6)

         7        Distribution and Sub-Administration Agreement dated August 21,
                  1995.(6)

         8(a)     Retirement Plan for Eligible Trustees.(6)

         8(b)     Deferred Compensation Plan for Eligible Trustees.(6)

         9        Custodian Agreement. (1)

         10(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and Shareholder Service Agreement.
                  (1) and (3)

         10(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)

         10(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(12)

         10(d)    Form of Rule 18f-3 Multi-Class Plan.(12)


                                   Part C-2

         11 Opinion and Consent of Nixon Peabody LLP as to the Legality of Shares to be filed by Amendment.

         12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

         13(a)    Transfer Agency Agreement. (1)

         13(b)    Form of Shareholder Servicing Agreement. (6)

         13(c)    Form of Administration Agreement.(6)

         13(d)    Form of Administration Agreement (to be filed by Amendment).

         13(e)    Form of Sub-Administration Agreement (to be filed by
                  Amendment).

         14       Consent of PricewaterhouseCoopers LLP.

         15       None.

         16(a) Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff, Richard E. Ten Haken, Irving L. Thode.

         16(b)    Powers of Attorney for: Sarah E. Jones and Leonard M.
                  Spalding, Jr.

         17(a)    Form of Proxy Card.

         17(b)    Prospectus for the Surviving Fund to be filed by Amendment.

         17(c)    Prospectus for the Merging Fund.

         17(d) Statement of Additional Information for the Surviving Fund to be filed by Amendment.

         17(e)    Statement of Additional Information for the Merging Fund.

         17(f)    Annual Report of the Surviving Fund dated August 31, 2000.

         17(g) Semi-Annual Report of the Surviving Fund, dated February 28, 2001 (to be filed by amendment).

         17(h) Annual Report of the Merging Fund (including the Annual Report of the Master Portfolio) dated October 31, 2000.


----------

                                   Part C-3

(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.

(2) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.

(3) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.

(4) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 31, 1995.

(5) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.

(6) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.

(7) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.

(8) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 6, 1996.

(9) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1996.

(10)     Filed herewith.

(11) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on October 27, 1997.

         Item 17.  Undertakings.
                  ---------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of

                                   Part C-4
the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   Part C-5

                                   SIGNATURES
                                   ----------

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 12th day of April, 2001.



         MUTUAL FUND TRUST


         Registrant


         By:      /s/ H. Richard Vartabedian
            -----------------------------------------
               H. Richard Vartabedian
               President


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 12, 2001.


           *                        Chairman and Trustee
-----------------------------
     Fergus Reid, III

/s/ H. Richard Vartabedian          President
-----------------------------       and Trustee
     H. Richard Vartabedian


           *                        Trustee
-----------------------------
     William J. Armstrong

           *                        Trustee
-----------------------------
     John R.H. Blum

           *                        Trustee
-----------------------------
     Stuart W. Cragin, Jr.


           *                        Trustee
-----------------------------
     Roland R. Eppley, Jr.


           *                        Trustee
-----------------------------
     Joseph J. Harkins

           *                        Trustee
-----------------------------
     Sarah E. Jones


           *                        Trustee
-----------------------------
     W.D. MacCallan


           *                        Trustee
-----------------------------
     W. Perry Neff


           *                        Trustee
-----------------------------
     Leonard M. Spalding, Jr.


           *                        Trustee
-----------------------------
     Irv Thode


           *                        Trustee
-----------------------------
     Richard E. Ten Haken


/s/ Martin R. Dean                  Treasurer and
-----------------------------       Principal Financial
     Martin R. Dean                 Officer


/s/ H. Richard Vartabedian          Attorney in Fact
---------------------------
     H. Richard Vartabedian

                             EXHIBITS

ITEM          DESCRIPTION
----          -----------

(14)     Consent of PricewaterhouseCoopers LLP.

(16)     Powers of Attorney

(17)(a)  Form of Proxy Card.

    (c)  Prospectus for J.P. Morgan Institutional Treasury Money Market Fund.

    (e) Statement of Additional Information for J.P. Morgan Institutional Treasury Money Market Fund.

    (f) Annual Report of JPMorgan Treasury Plus Money Market Fund (formerly, Chase Vista Treasury Plus Money Market Fund) dated August 31, 2000.

    (h) Annual Report of J.P. Morgan Institutional Treasury Money Market Fund (including the Annual Report of The Treasury Money Market Portfolio) dated October 31, 2000.